PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.1%
Asset-Backed Securities — 22.5%
Automobiles — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	$293,193
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	568,528
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	300	297,593
Series 2020-03A, Class D
1.730%	07/15/26	200	196,236
Series 2021-02A, Class C
0.980%	06/15/26	10	9,749
Series 2021-02A, Class D
1.400%	04/15/27	20	18,860
Series 2022-01A, Class E, 144A
5.020%	10/15/29	1,300	1,255,315
GM Financial Automobile Leasing Trust,
Series 2020-02, Class C
2.560%	07/22/24	1	1,005
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	200	189,766
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	2,097,096
Series 2021-02A, Class B, 144A
2.120%	12/27/27	200	182,045
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	94,164
Series 2022-02A, Class B, 144A
2.650%	06/26/28	400	374,991
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	746	908,968
Series 2020-02, Class D, 144A
1.487%	02/25/28	572	565,706
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,513,137
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	806,523
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	7	6,576
Series 2020-02, Class D
2.220%	09/15/26	400	396,873
Series 2020-03, Class D
1.640%	11/16/26	1,400	1,367,264
			13,143,588
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligations — 0.4%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
1.500%(c)	01/15/37		3,000	$2,981,622
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
1.400%(c)	02/19/37		1,550	1,537,456
				4,519,078
Collateralized Loan Obligations — 18.2%
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A
0.000%(c)	07/15/35(hh)	EUR	5,500	6,084,375
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	10,000	10,973,226
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.089%(c)	04/22/27		7,375	7,323,659
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32		3,500	3,466,432
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.221%(c)	10/15/28		1,511	1,504,708
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.539%(c)	05/17/31		3,000	2,976,956
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	6,500	7,091,098
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,762,114
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.750%(c)	11/15/31	EUR	10,000	10,927,031
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	01/15/30		4,000	3,987,530
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.239%(c)	04/24/31		1,500	1,483,476
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	01/22/31		3,750	3,725,639
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.471%(c)	10/15/29		7,356	$7,315,972
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29		247	246,001
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.409%(c)	01/22/31		2,000	1,992,063
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31		6,000	5,950,716
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.297%(c)	04/26/31		3,500	3,469,375
Hayfin Emerald CLO (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	10,500	11,621,522
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.315%(c)	02/05/31		3,973	3,943,852
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.288%(c)	04/25/31		2,494	2,473,753
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34		6,625	6,556,810
Series 2019-14A, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.004%(c)	10/20/34		6,750	6,673,272
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.378%(c)	04/25/32		2,000	1,987,500
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.375%(c)	04/21/31		9,635	9,578,034
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31		6,000	5,962,751
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.344%(c)	07/20/32		5,000	4,950,169
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.549%(c)	10/30/30		1,236	$1,236,664
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	10/15/34		7,000	6,927,088
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.284%(c)	04/20/31		3,958	3,926,945
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.415%(c)	05/07/31		4,955	4,921,971
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	04/25/31		5,750	5,715,446
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.574%(c)	10/20/32		12,500	12,446,300
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.337%(c)	01/26/31		3,500	3,477,066
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34		3,000	2,970,092
Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.999%(c)	10/29/34		4,000	3,944,740
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.481%(c)	01/17/30		3,470	3,459,603
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.394%(c)	01/20/31		3,000	2,983,176
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/15/34	EUR	8,000	8,733,541
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A
0.000%(c)	04/15/35(hh)	EUR	4,500	4,965,680
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.228%(c)	04/25/31		3,000	2,967,476

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31		6,500	$6,475,050
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/31		2,750	2,735,561
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34		1,750	1,727,011
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		5,976	5,948,259
				224,589,703
Consumer Loans — 1.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	305,455
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	283,973
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27		2,000	2,006,615
Series 2019-02A, Class A, 144A
2.780%	04/20/28		1,000	989,431
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	91,300
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		700	696,556
Series 2020-AA, Class A, 144A
2.190%	08/21/34		500	480,712
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29		116	116,409
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,000	1,007,733
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,391,964
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,400	1,403,281
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,800	1,811,055
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		300	294,633
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,166,789
				12,045,906
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.2%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.845%(c)	11/15/28	GBP	1,625	$2,146,534
Home Equity Loans — 0.0%
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)
3.382%(c)	10/25/31		180	194,180
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.657%(c)	08/25/35		89	87,203
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.477%(c)	10/25/33		143	141,708
				423,091
Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	04/25/23		220	217,280
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24		2,250	2,205,856
				2,423,136
Residential Mortgage-Backed Securities — 0.5%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	10/25/34		573	561,838
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.403%(c)	11/25/60	EUR	953	1,040,375
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
0.977%(c)	06/25/35		180	178,905
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%
1.452%(c)	09/27/75	EUR	1,540	1,667,151
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	2,138	2,365,377
				5,813,646
Student Loans — 1.0%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	896,904

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	984	$972,896
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43	975	969,982
Series 2019-A, Class R, 144A
0.000%	10/25/48	1,741	364,273
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	40	38,979
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	2,402	2,395,196
Series 2019-D, Class 1PT, 144A
2.956%(cc)	01/16/46	2,050	2,038,284
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,996	1,960,726
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.707%(c)	11/29/24	1,801	1,799,768
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.707%(c)	11/29/24	1,132	1,131,595
			12,568,603

Total Asset-Backed Securities (cost $283,731,766)			277,673,285
Bank Loans — 1.3%
Airlines — 0.1%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	684	674,581
Chemicals — 0.0%
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 3 Month LIBOR + 3.000%
4.006%(c)	10/01/25	156	152,872
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
5.250%(c)	08/12/28	336	334,219
Computers — 0.2%
McAfee Corp.,
Tranche B-1 Term Loan, SOFR + 4.000%
4.500%(c)	03/01/29	1,350	1,336,163
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	753	745,584
			2,081,747
Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/19/28	182	178,578
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Insurance (cont’d.)
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.457%(c)	11/03/24		464	$457,595
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.707%(c)	07/31/27		347	338,920
				975,093
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%
2.991%(c)	03/02/27		246	239,226
Media — 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.647%(c)	07/17/25		346	340,014
September 2019 Term Loan, 3 Month LIBOR + 2.500%
2.897%(c)	04/15/27		772	757,451
Diamond Sports Group LLC,
Second Lien Term Loan, SOFR + 3.250%
3.545%(c)	08/24/26		495	168,181
Term Loan, SOFR + 8.000%
8.195%(c)	05/25/26		146	148,196
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.457%(c)	05/01/26		314	311,415
				1,725,257
Metal Fabricate/Hardware — 0.1%
Tank Holding Corp.,
Term Loan
—%(p)	03/31/28^		1,425	1,400,063
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		388	414,675
Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24		1,885	1,872,761
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
2.707%(c)	04/23/26^		494	488,734
Retail — 0.3%
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	3,500	3,841,222
Software — 0.1%
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%
3.697%(c)	02/06/26		763	755,756

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.707%(c)	03/15/27	399	$388,232
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
3.500%(c)	05/27/24	1,387	1,317,729
			1,705,961

Total Bank Loans (cost $17,237,751)			16,662,167
Commercial Mortgage-Backed Securities — 13.7%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,159	1,130,957
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,334,817
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	915,156
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,950	1,925,950
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,486,558
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	883,880
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,113,793
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	475,186
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	388,846
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,367,470
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,441,377
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,559,165
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	882,311
BMO Mortgage Trust,
Series 2022-C01, Class A5
3.374%	02/15/55	4,200	4,176,049
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.447%(c)	11/15/35	2,800	2,778,875
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.397%(c)	10/15/36	2,125	2,084,916
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.697%(c)	10/15/36	1,360	1,331,022
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.047%(c)	10/15/36	2,975	$2,904,916
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)
2.594%(c)	11/15/38	3,350	3,259,097
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.001%(c)	01/15/39	5,000	4,905,950
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,448,525
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,424,465
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	6,122,475
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.778%(cc)	11/10/31	2,400	2,358,731
Series 2016-CLNE, Class C, 144A
2.778%(cc)	11/10/31	900	880,022
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
3.162%(c)	11/15/37	1,327	1,312,112
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,174,037
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	4,910,320
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,405,216
Series 2017-COR02, Class A2
3.239%	09/10/50	3,898	3,828,326
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.547%(c)	05/15/36	2,600	2,551,179
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,149,931
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.806%(c)	05/15/35	2,990	2,898,572
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,329,395
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,777,078

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	$2,897,565
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.508%(cc)	05/25/22	2,899	29
Series K021, Class X1, IO
1.384%(cc)	06/25/22	10,678	107
Series K025, Class X1, IO
0.777%(cc)	10/25/22	9,348	27,725
Series K027, Class X1, IO
0.705%(cc)	01/25/23	118,132	471,311
Series K044, Class X1, IO
0.706%(cc)	01/25/25	77,420	1,207,200
Series K053, Class X1, IO
0.881%(cc)	12/25/25	86,017	2,382,536
Series K055, Class X1, IO
1.353%(cc)	03/25/26	13,263	593,861
Series KG03, Class X1, IO
1.381%(cc)	06/25/30	29,350	2,684,231
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,860	2,819,291
Series 2017-GS06, Class A2
3.164%	05/10/50	3,339	3,265,768
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,879,437
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	308,999
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,051,242
Series 2017-C05, Class A4
3.414%	03/15/50	1,432	1,404,292
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,532,144
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,726	1,668,801
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	5,830,854
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.309%(cc)	08/15/45	17,783	11,673
Series 2013-C08, Class A3
2.863%	12/15/48	1,285	1,282,355
Series 2013-C10, Class A3
3.960%(cc)	07/15/46	3,950	3,974,602
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,720,477
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,416,985
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,143,244
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-MEAD, Class E, 144A
3.177%(cc)	11/10/36	575	$523,855
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	135,683
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	3,280	3,228,280
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,561,597
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,249,889
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	1,896,231
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	625	624,228
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	3,518	3,478,651
Series 2016-C32, Class A3
3.294%	01/15/59	2,042	2,031,107
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,438,598
Series 2016-C35, Class A3
2.674%	07/15/48	4,594	4,439,010
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,353,933
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,149,038

Total Commercial Mortgage-Backed Securities (cost $173,129,795)			168,601,504
Convertible Bond — 0.0%
Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.,
Sr. Unsec’d. Notes
4.375%	05/05/22	20	20,000
(cost $20,019)
Corporate Bonds — 39.2%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30	10	10,723
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31(a)	2,770	2,413,680
3.400%	04/15/30	385	379,382
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	10	9,886
1.875%	06/15/23	10	9,896
1.950%	02/01/24	20	19,582
2.196%	02/04/26	180	170,306

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
2.750%	02/01/26	90	$87,348
2.850%	10/30/24	30	29,591
2.950%	02/01/30	5	4,634
3.750%	02/01/50	50	44,730
3.950%	08/01/59	1,450	1,261,850
4.508%	05/01/23	20	20,342
5.150%	05/01/30	25	26,626
5.805%	05/01/50	25	28,850
5.930%	05/01/60	23	26,624
6.875%	03/15/39	20	24,839
7.950%	08/15/24	50	54,553
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,280	1,321,418
7.500%	03/15/25	1,321	1,327,977
7.875%	04/15/27(a)	2,575	2,521,876
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	18,599
3.250%	04/01/25	10	10,111
3.500%	04/01/27	30	30,590
4.250%	04/01/40	5	5,447
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	25	25,182
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	38,456
4.400%	06/15/28	37	38,374
4.400%	06/15/28	15	15,600
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	8,776
4.500%	05/15/36	30	33,110
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	29,964
3.250%	01/15/28	40	40,012
5.250%	05/01/50	10	12,500
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	60	53,975
3.500%	03/15/27	5	5,074
4.125%	11/16/28	1,165	1,217,951
4.450%	11/16/38	20	21,703
4.500%	06/01/42	15	16,512
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	55,592
			11,461,518
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	60	52,169
2.625%	09/16/26	35	33,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
3.400%	02/04/41	50	$40,800
3.700%	02/04/51	100	81,522
3.875%	09/16/46	10	8,478
4.000%	02/04/61	5	4,197
4.400%	02/14/26	43	44,513
4.800%	02/14/29	11	11,552
5.950%	02/14/49	30	32,643
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,411,461
2.726%	03/25/31	10	8,823
3.462%	09/06/29	10	9,419
3.557%	08/15/27	1,500	1,459,694
4.540%	08/15/47	20	17,853
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	145	133,290
Gtd. Notes, 144A
3.950%	06/15/25	150	149,594
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	36,733
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	40	36,543
1.500%	05/01/25	15	14,320
2.500%	11/02/22	30	30,160
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	20	20,418
			3,637,989
Airlines — 0.6%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	47,251
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	44	44,981
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,428	1,357,022
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	40	38,841
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.250%	05/15/34	56	56,437
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	278	278,275
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,149
3.800%	04/19/23	50	50,518

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	$15,107
4.750%	10/20/28	75	75,670
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	46	42,810
JetBlue 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	05/15/34	28	27,867
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	30	31,234
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,586,772
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24	309	309,323
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	44	44,203
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	56	51,224
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	114	116,456
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27(a)	22	21,318
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)	825	812,295
4.625%	04/15/29	195	185,640
			7,202,393
Apparel — 0.0%
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	5	5,006
Auto Manufacturers — 1.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25	35	32,633
1.200%	07/08/25	15	14,120
2.050%	01/10/23	30	30,058
2.150%	09/10/24	20	19,703
2.350%	01/08/27	14	13,500
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24	40	38,389
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	139,655
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		10	$8,930
4.346%	12/08/26		20	20,118
4.750%	01/15/43		1,125	1,017,927
5.291%	12/08/46		290	281,531
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		275	247,887
3.350%	11/01/22		2,600	2,607,049
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24	EUR	100	108,696
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		17	17,183
4.875%	10/02/23		1,350	1,391,123
5.000%	04/01/35		1,365	1,385,356
5.150%	04/01/38		1,000	1,016,889
5.200%	04/01/45		10	10,124
6.125%	10/01/25		40	42,985
6.250%	10/02/43		1,455	1,660,422
6.600%	04/01/36		285	330,598
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 1.310%
2.306%(c)	06/30/22		30	30,056
Gtd. Notes
3.150%	06/30/22		135	135,405
3.250%	01/05/23		85	85,717
3.700%	05/09/23		20	20,193
4.250%	05/15/23		50	50,868
4.300%	07/13/25		70	71,021
5.250%	03/01/26		28	29,346
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)		5	5,232
Sr. Unsec’d. Notes
2.350%	01/08/31		20	17,282
2.400%	04/10/28		1,065	967,416
2.700%	08/20/27		10	9,406
3.100%	01/12/32		45	40,493
3.550%	07/08/22		15	15,084
5.100%	01/17/24		45	46,566
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.000%	09/17/24		30	28,234
1.800%	10/15/25		40	37,326
2.375%	10/15/27		15	13,780
2.650%	02/10/25		15	14,575
2.850%	11/01/22		80	80,259
3.400%	06/20/24		40	39,856
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24		60	57,440
1.800%	01/10/28		15	13,283
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24		90	85,612

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690%
1.656%(c)	09/28/22	22	$22,007
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	48,432
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.330%
0.433%(c)	01/11/24	100	99,576
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	22,580
1.800%	02/13/25	50	48,556
1.900%	04/06/28	50	46,460
2.150%	02/13/30	10	9,266
			12,626,203
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	670	659,601
Aptiv PLC,
Gtd. Notes
3.100%	12/01/51	20	15,901
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25	60	63,026
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	1,150	609,386
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	875	883,921
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	350	348,026
			2,579,861
Banks — 10.6%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.358%(c)	04/12/23	400	402,151
Sr. Unsec’d. Notes
1.849%	03/25/26	600	561,162
Sub. Notes
2.749%	12/03/30(a)	1,000	879,178
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,655	1,667,874
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,575	1,495,501
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	41,830
2.299%(ff)	07/21/32	20	17,799
2.572%(ff)	10/20/32	10	9,108
2.687%(ff)	04/22/32	2,565	2,357,588
3.419%(ff)	12/20/28	10	9,911
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	741,808
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	$43,666
1.922%(ff)	10/24/31	20	17,429
2.496%(ff)	02/13/31	92	84,418
2.676%(ff)	06/19/41	20	16,951
3.093%(ff)	10/01/25	50	49,830
3.824%(ff)	01/20/28	3,410	3,450,404
3.974%(ff)	02/07/30(a)	685	696,310
4.078%(ff)	04/23/40(a)	2,340	2,401,400
4.271%(ff)	07/23/29	945	975,947
4.330%(ff)	03/15/50	20	21,423
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,615,879
Sub. Notes
2.482%(ff)	09/21/36	10	8,612
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,142,892
4.450%	03/03/26	1,735	1,795,059
Sub. Notes, MTN, Series L
4.183%	11/25/27	50	51,019
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	91,657
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	14,486
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	702,566
3.932%(ff)	05/07/25	480	483,759
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	498,713
Sub. Notes
4.836%	05/09/28	720	735,708
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	710	646,740
1.904%(ff)	09/30/28	2,200	1,969,680
2.871%(ff)	04/19/32	1,815	1,658,833
3.375%	01/09/25	855	852,380
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	292,667
Sub. Notes, 144A, MTN
4.500%	03/15/25(a)	1,120	1,133,810
4.875%	04/01/26	380	390,413
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	1,880	1,778,210
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,445	1,382,187
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	890	854,792
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	25	23,399
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	10	8,967

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.561%(ff)	05/01/32		2,015	$1,824,945
2.572%(ff)	06/03/31		70	64,050
2.666%(ff)	01/29/31		1,225	1,137,986
2.976%(ff)	11/05/30		20	19,022
3.200%	10/21/26		3,255	3,230,013
3.668%(ff)	07/24/28		30	30,027
3.785%(ff)	03/17/33		1,160	1,152,750
3.887%(ff)	01/10/28		1,725	1,743,702
4.075%(ff)	04/23/29		40	40,842
Sub. Notes
4.300%	11/20/26		110	113,241
4.450%	09/29/27		2,735	2,819,611
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		1,695	1,525,059
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	103,523
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		159	160,287
Sub. Notes
3.742%(ff)	01/07/33		2,415	2,133,384
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	279,043
4.250%	03/13/26		1,150	1,180,814
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23		15	14,902
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	869,097
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26		85	77,927
1.948%(ff)	10/21/27		50	46,489
1.992%(ff)	01/27/32		20	17,321
2.383%(ff)	07/21/32		1,480	1,315,167
2.615%(ff)	04/22/32		4,715	4,285,674
2.650%(ff)	10/21/32		10	9,083
2.908%(ff)	07/21/42		25	21,510
3.272%(ff)	09/29/25		4,063	4,064,460
3.436%(ff)	02/24/43		35	32,389
3.500%	01/23/25		20	20,200
3.691%(ff)	06/05/28		50	50,116
3.750%	02/25/26		125	127,128
3.800%	03/15/30		35	35,260
3.814%(ff)	04/23/29		1,080	1,087,375
3.850%	01/26/27		1,765	1,785,679
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.750%
2.028%(c)	10/28/27		21	21,675
Sub. Notes
5.150%	05/22/45		20	22,442
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.251%(ff)	11/22/27		200	186,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
7.625%	05/17/32	10	$12,702
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,025	1,018,502
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,869,781
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)	2,998	2,998,048
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,350	1,277,814
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)	1,860	1,743,283
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25	20	19,144
1.045%(ff)	11/19/26	20	18,490
1.578%(ff)	04/22/27	785	731,262
1.953%(ff)	02/04/32	130	113,583
2.301%(ff)	10/15/25	5	4,885
2.525%(ff)	11/19/41	2,330	1,928,990
2.545%(ff)	11/08/32	1,135	1,035,969
2.580%(ff)	04/22/32	1,775	1,627,784
2.950%	10/01/26(a)	1,740	1,728,841
3.200%	06/15/26	2,186	2,195,846
3.509%(ff)	01/23/29	1,455	1,452,892
3.782%(ff)	02/01/28	1,235	1,250,681
3.897%(ff)	01/23/49	10	10,125
3.964%(ff)	11/15/48	985	1,007,199
4.005%(ff)	04/23/29	1,200	1,225,227
4.203%(ff)	07/23/29	50	51,621
4.452%(ff)	12/05/29	17	17,769
Sub. Notes
2.956%(ff)	05/13/31	155	145,320
4.125%	12/15/26	40	41,381
4.250%	10/01/27	420	433,925
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	50	45,481
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24	45	45,423
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	10	9,206
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	13,824
2.239%(ff)	07/21/32	4,303	3,815,295
2.699%(ff)	01/22/31	35	32,742
3.772%(ff)	01/24/29(a)	2,010	2,025,930
4.431%(ff)	01/23/30	1,340	1,403,072
Sr. Unsec’d. Notes, MTN
0.529%(ff)	01/25/24	20	19,677
1.794%(ff)	02/13/32	1,015	875,287
1.928%(ff)	04/28/32	193	166,798
2.511%(ff)	10/20/32	1,590	1,439,778
2.943%(ff)	01/21/33	1,470	1,377,418

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.125%	07/27/26	2,725	$2,700,861
Sub. Notes
2.484%(ff)	09/16/36	20	17,170
Sub. Notes, GMTN
4.350%	09/08/26	756	779,869
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	200	198,418
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24	21	20,733
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28	15	14,014
3.450%	06/02/25	30	29,904
4.500%	07/17/25	50	51,141
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,068,748
3.337%(ff)	01/21/33	1,580	1,454,568
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	24,306
State Street Corp.,
Sub. Notes
2.200%	03/03/31	4,130	3,736,468
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
0.981%(c)	01/17/23	22	22,047
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.108%(c)	07/19/23	20	20,092
Sr. Unsec’d. Notes
3.364%	07/12/27	50	50,063
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
5.506%(c)	09/30/24	3,340	3,285,759
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	27,200
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	24,734
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	1,100	1,101,702
3.491%	05/23/23	2,970	2,974,451
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	685	634,924
3.127%(ff)	06/03/32(a)	1,225	1,078,812
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	50	47,722
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,424,433
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	56,777
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.572%(ff)	02/11/31	3,525	$3,275,467
5.013%(ff)	04/04/51	20	23,689
Sub. Notes, MTN
4.100%	06/03/26	20	20,514
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	15	13,101
3.133%	11/18/41	5	4,269
			130,135,585
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	33,693
4.900%	02/01/46	1,947	2,163,273
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	30,460
4.500%	06/01/50	35	37,571
4.600%	04/15/48	10	10,763
4.750%	01/23/29	118	127,946
4.750%	04/15/58	5	5,414
5.550%	01/23/49	1,465	1,779,057
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,662
1.650%	06/01/30	10	8,968
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	65,730
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	10	9,723
4.417%	05/25/25	80	82,432
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.875%	10/15/49	15	13,812
			4,377,504
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	8,878
2.250%	08/19/23	30	29,995
2.770%	09/01/53	19	15,294
3.150%	02/21/40	20	18,261
5.150%	11/15/41	16	18,166
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	76,454
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	8,220
2.950%	03/01/27	7	6,936
4.750%	03/01/46	10	11,071

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50		10	$8,012
				201,287
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25		5	4,859
2.493%	02/15/27		5	4,773
2.722%	02/15/30		45	42,298
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30		20	17,899
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		15	13,469
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30		945	819,606
2.000%	02/15/31		50	43,381
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		475	478,574
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		294	296,135
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		40	40,687
4.300%	07/15/47		20	19,646
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28(a)		1,275	1,255,121
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		15	14,904
				3,051,352
Chemicals — 1.1%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,400	1,638,667
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,600	1,632,825
Celanese US Holdings LLC,
Gtd. Notes
1.400%	08/05/26		55	49,569
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	726,788
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50		5	4,654
5.250%	11/15/41		35	39,800
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		13	$13,526
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		7	6,009
3.950%	12/01/47		25	26,591
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	2,300	2,404,434
International Flavors & Fragrances, Inc.,
Gtd. Notes, 144A
3.468%	12/01/50		9	7,965
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		87	80,599
2.300%	11/01/30		10	8,928
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		1,000	1,112,175
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		35	32,417
3.375%	10/01/40		60	53,892
4.200%	10/15/49		5	4,957
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22		95	95,657
5.625%	11/15/43		155	186,546
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,150	1,162,772
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	953,251
5.250%	01/15/45		305	350,743
PPG Industries, Inc.,
Sr. Unsec’d. Notes
1.200%	03/15/26		20	18,524
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,525	1,529,084
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	441,795
5.875%	03/27/24		375	380,317
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	18,321
3.125%	06/01/24		14	14,088
3.450%	08/01/25		449	451,375
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $450,000; purchased 07/19/19)(f)
10.500%	08/01/24		450	184,459
Sr. Sec’d. Notes, 144A (original cost $108,716; purchased 02/01/21)(f)
10.875%	08/01/24		111	112,890

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		40	$41,376
				13,784,994
Commercial Services — 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,216,042
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24		10	9,665
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		50	49,997
6.700%	06/01/34		920	1,140,600
7.000%	10/15/37		770	1,008,081
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28(a)		230	229,259
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	133,771
2.650%	02/15/25		40	39,254
3.200%	08/15/29		30	28,525
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,650	1,725,326
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,640	2,654,673
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25		5	4,811
2.300%	06/01/30		20	18,636
3.250%	06/01/50		3	2,756
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30		35	30,218
Gtd. Notes, 144A
4.250%	05/01/29		60	63,136
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		50	46,634
3.875%	02/15/31(a)		100	94,557
4.875%	01/15/28(a)		1,325	1,346,164
5.250%	01/15/30		525	541,292
5.500%	05/15/27(a)		300	309,961
				10,693,358
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26		40	37,236
1.200%	02/08/28		100	90,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
1.400%	08/05/28	29	$26,469
1.650%	02/08/31	55	49,465
2.375%	02/08/41	40	34,706
2.650%	05/11/50	15	13,007
2.650%	02/08/51	15	12,969
2.700%	08/05/51	5	4,351
2.800%	02/08/61	100	85,675
2.950%	09/11/49	25	22,956
3.350%	02/09/27	70	71,495
3.850%	08/04/46	15	15,898
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.900%	10/01/26	50	52,486
5.300%	10/01/29	5	5,446
6.020%	06/15/26	37	40,146
6.200%	07/15/30	12	13,752
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26	45	40,957
2.200%	03/15/31	60	53,145
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	89,790
HP, Inc.,
Sr. Unsec’d. Notes
1.450%	06/17/26	100	92,194
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	100	101,056
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.050%	10/15/26	10	8,985
3.150%	10/15/31	20	16,887
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	40,167
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	41,181
			1,061,284
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	150	138,276
3.400%	10/29/33	150	134,992
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26	56	51,661
3.375%	07/01/25	15	14,801
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25	20	19,231
2.875%	01/15/26	15	14,480
4.250%	02/01/24	10	10,130

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	08/11/25	10	$10,198
Ally Financial, Inc.,
Sr. Unsec’d. Notes
2.200%	11/02/28	5	4,519
Sub. Notes
5.750%	11/20/25	25	26,325
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,107
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	09/20/26	25	22,648
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	23	20,462
2.875%	02/15/25	10	9,605
3.950%	07/01/24	10	9,953
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	30	26,868
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
2.550%	03/30/32	20	18,258
Brookfield Finance, Inc. (Canada),
Gtd. Notes (original cost $28,921; purchased 08/27/20)(f)
4.850%	03/29/29	25	26,623
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	51,461
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	5,043
Sub. Notes
2.359%(ff)	07/29/32	45	38,521
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	18,168
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	33,586
CI Financial Corp. (Canada),
Sr. Unsec’d. Notes
3.200%	12/17/30	30	27,279
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	15,093
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	100	100,313
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	50	45,826
3.000%	06/15/50	35	30,657
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	555	665,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	$13,866
3.300%	03/26/27	10	10,203
3.850%	03/26/50	20	21,176
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40	20	16,135
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28(a)	880	847,490
6.000%	01/15/27	275	280,161
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	462,520
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29(a)	1,125	1,094,808
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28(a)	400	439,076
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	9,196
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	39,764
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,564
2.050%	04/15/30	10	9,347
4.300%	12/14/45	20	22,326
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	30	29,643
			4,904,168
Electric — 2.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23	200	201,978
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	97,594
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	32,280
2.450%	01/15/31	15	13,448
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	44,206
3.950%	07/15/30	5	4,951
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	10	10,110

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	$44,336
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	46,555
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	9,238
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	21,946
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	23,118
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	75	75,473
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	10,152
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,564
2.900%	06/15/50	25	21,677
3.350%	07/01/23(a)	550	554,166
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	36,061
4.250%	10/15/50	20	21,272
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	23,895
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	600	555,199
5.000%	02/01/31(a)	750	683,063
5.125%	03/15/28	1,700	1,621,745
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	34,360
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,649
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,307,911
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	10,527
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	16,258
4.300%	12/01/56	235	242,262
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,955
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	5	$3,826
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43(a)	2,025	2,155,845
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	4,988
Sr. Unsec’d. Notes
3.900%	10/01/25	15	15,352
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41	5	4,540
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,850
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	9,938
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	9,501
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	41,640
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,599
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	44,429
2.500%	12/01/29	75	71,300
3.850%	11/15/42	25	24,926
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	8,417
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	27,193
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	45,375
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	25	22,314
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	10	9,698
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	20	18,859
Sr. Unsec’d. Notes
3.125%	11/15/22	5	5,006
3.550%	11/15/24	85	85,413
4.950%	04/15/25	5	5,135
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,747,178

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Emera US Finance LP (Canada),
Gtd. Notes
0.833%	06/15/24	20	$18,933
3.550%	06/15/26	20	20,002
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,197
2.400%	06/15/31	48	43,121
2.800%	06/15/30	10	9,367
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	109,401
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	23,478
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	377,882
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	39,378
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	18,437
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	40	40,049
Sr. Unsec’d. Notes
3.400%	04/15/26	5	5,024
3.950%	06/15/25	35	35,796
4.050%	04/15/30	25	25,809
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
3.350%	07/15/22	50	49,990
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47	10	10,437
7.375%	11/15/31	20	24,699
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25(a)	3,771	3,790,938
5.450%	07/15/44	280	303,498
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	4,483
3.150%	10/01/49	36	33,768
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	89,755
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,405,494
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	20,107
3.600%	04/01/29	50	50,182
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	$685,615
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	51,148
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	3,174,910
Liberty Utilities Finance GP 1,
Gtd. Notes, 144A
2.050%	09/15/30	45	39,516
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	4,615
3.650%	04/15/29	20	20,618
3.650%	08/01/48	20	19,808
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	1,032,574
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	13,821
2.250%	06/01/30	20	18,327
2.440%	01/15/32	11	10,061
3.000%	01/15/52	58	49,564
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	9,263
2.600%	06/01/51	5	4,210
3.600%	09/15/47	10	9,882
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32	425	375,391
5.250%	06/15/29(a)	375	366,348
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	285	268,410
2.450%	12/02/27	1,245	1,145,034
3.750%	06/15/24	50	49,793
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	25	23,623
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31	5	4,284
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	5	4,174
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28	40	41,066
3.800%	06/01/49	6	6,079
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	100	99,876
2.100%	08/01/27	10	8,991
3.250%	06/15/23	25	24,928
3.450%	07/01/25	13	12,741

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
3.750%	08/15/42		50	$41,069
3.850%	11/15/23		40	40,136
4.000%	12/01/46		15	12,480
4.450%	04/15/42		5	4,469
4.550%	07/01/30		1,748	1,734,418
4.950%	07/01/50		69	65,313
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	359,937
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	314,347
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	17,290
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	111,951
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50		5	4,659
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	33,340
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	30,039
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	44,501
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		20	21,112
5.350%	05/15/35		40	45,745
First Mortgage, Series WWW
2.950%	08/15/51		5	4,394
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30		10	8,811
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28		35	34,891
4.000%	02/01/48		5	4,958
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		20	19,665
Southern California Edison Co.,
First Mortgage, SOFR Index + 0.640%
0.910%(c)	04/03/23		40	40,005
First Mortgage
1.100%	04/01/24		135	130,463
2.250%	06/01/30		35	31,601
2.850%	08/01/29		40	38,217
3.650%	02/01/50		25	23,108
First Mortgage, Series 20A
2.950%	02/01/51		5	4,105
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series A
4.200%	03/01/29	20	$20,701
First Mortgage, Series G
2.500%	06/01/31	10	9,103
First Mortgage, Series H
3.650%	06/01/51	5	4,646
First Ref. Mortgage
5.500%	03/15/40	10	11,207
First Ref. Mortgage, Series C
4.125%	03/01/48	50	48,917
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	29,782
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	37,300
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	9,608
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	100,524
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,497,636
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22	25	25,070
4.450%	02/15/44	15	16,008
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	625	608,416
8.000%(ff)	10/15/26(oo)	2,075	2,087,811
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	450	442,532
5.625%	02/15/27	600	599,693
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	130	128,841
3.700%	01/30/27	2,000	1,917,518
			36,133,503
Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
Sr. Unsec’d. Notes
2.000%	12/21/28	10	9,321
2.800%	12/21/51	10	8,580
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	575	597,945
7.250%	06/15/28	550	583,821
			1,199,667

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	$40,710
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28		5	5,048
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.100%	03/01/27		20	18,433
1.950%	06/01/30		30	27,676
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	1,018,041
TD SYNNEX Corp.,
Sr. Unsec’d. Notes, 144A
1.250%	08/09/24		30	28,554
2.650%	08/09/31		25	21,509
Vontier Corp.,
Gtd. Notes
2.400%	04/01/28		20	17,621
				1,177,592
Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,800	2,706,741
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	315,595
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		605	597,888
5.500%	07/31/47		1,690	1,490,662
				5,110,886
Entertainment — 0.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		366	328,575
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		860	888,874
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26(a)		875	910,870
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		1,065	1,086,506
5.141%	03/15/52		1,015	1,039,092
5.391%	03/15/62		485	501,111
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	795,120
				5,550,148
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		275	$246,567
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,154
2.500%	08/15/24		30	29,697
3.950%	05/15/28		20	20,541
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	35,143
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23		30	30,000
				371,102
Foods — 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		20	18,894
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	3,762,101
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,866,709
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	45,855
4.800%	03/15/48		55	59,674
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
1.375%	11/01/27		60	53,337
General Mills, Inc.,
Sr. Unsec’d. Notes
2.250%	10/14/31		5	4,486
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	9,000
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		47	46,287
4.625%	10/01/39		645	653,300
4.875%	10/01/49		1,325	1,396,961
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	448,163
3.950%	04/01/49		25	26,050
4.200%	04/01/59		380	409,127
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		10	8,277
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30		2,000	1,856,635

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	30	$25,671
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	10	9,083
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	15	17,439
			10,717,049
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26	40	36,455
Suzano Austria GmbH (Brazil),
Gtd. Notes, Series DM3N
3.125%	01/15/32	10	8,918
			45,373
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26(a)	1,100	1,098,023
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	50	51,274
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	55	47,405
2.625%	09/15/29	15	14,316
2.850%	02/15/52	5	4,270
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	105	103,512
1.750%	10/01/30	10	8,768
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	75	68,983
1.700%	02/15/31	370	313,940
3.600%	05/01/30	36	35,723
4.800%	02/15/44	300	312,404
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	20,147
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	46,397
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,050	1,043,039
			3,168,201
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		10	$11,648
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
2.539%	02/01/32		35	32,005
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,275	1,265,666
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	530,399
1.625%	10/15/50	EUR	495	474,329
2.250%	03/07/39	EUR	300	338,978
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		325	300,610
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		225	209,338
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
2.250%	09/15/31		15	13,269
3.300%	09/15/29		18	17,573
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	579,236
3.650%	03/07/28		30	30,442
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	595,156
1.875%	10/01/49	EUR	425	422,651
				4,821,300
Healthcare-Services — 0.8%
Adventist Health System/West,
Bonds
2.952%	03/01/29		10	9,747
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	19,028
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		20	20,087
3.875%	08/15/47		3	2,925
6.750%	12/15/37		1,900	2,437,573
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	8,427
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		15	14,800
4.650%	01/15/43		385	423,732
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	18,637

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	10	$8,421
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	10	8,934
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	30	27,408
2.500%	03/01/31	35	30,992
3.375%	02/15/30	5	4,710
4.250%	12/15/27	35	35,135
4.625%	12/15/29	10	10,103
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	24,252
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	35	32,838
2.782%	10/01/30	5	4,618
3.910%	10/01/50	5	4,781
4.187%	10/01/49	30	30,039
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	26,091
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	220	212,377
5.375%	02/01/25	855	891,197
5.375%	09/01/26	35	36,868
7.500%	11/06/33(a)	500	623,729
Gtd. Notes, MTN
7.750%	07/15/36	500	626,942
Sr. Sec’d. Notes
3.500%	07/15/51	15	12,997
4.750%	05/01/23	50	51,303
5.000%	03/15/24	110	114,024
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	8,817
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	24,032
3.600%	02/01/25	675	682,164
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	1,949
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	27,325
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	8,847
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	9,379
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	$25,997
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,429
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,780
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	47,317
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	47,466
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,421
3.361%	08/15/50	4	3,620
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	25	25,411
Sec’d. Notes, 144A
6.250%	02/01/27	275	282,443
Sr. Sec’d. Notes, 144A
4.625%	06/15/28	285	280,681
4.875%	01/01/26(a)	650	657,738
5.125%	11/01/27	600	603,096
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	28,005
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	17,787
3.050%	05/15/41	895	834,403
3.250%	05/15/51	5	4,724
3.500%	08/15/39	25	24,846
3.950%	10/15/42	220	227,811
4.450%	12/15/48	10	11,270
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	25	22,732
			9,704,205
Home Builders — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	45	44,366
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	10	8,745
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	875	910,374
6.625%	07/15/27	1,050	1,082,841

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	$43,991
				2,090,317
Household Products/Wares — 0.0%
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30		10	8,780
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.050%	09/15/27		10	9,090
				17,870
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25(a)		670	692,173
Insurance — 0.9%
Allianz SE (Germany),
Jr. Sub. Notes, 144A
3.500%(ff)	11/17/25(oo)		200	189,795
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		14	13,981
3.750%	07/10/25		2,110	2,146,450
4.500%	07/16/44		1,077	1,165,099
4.800%	07/10/45		3	3,381
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31		20	18,437
Aon Corp.,
Gtd. Notes
2.800%	05/15/30		10	9,519
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.000%	04/12/24		5	4,792
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/29		35	36,891
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50		20	17,854
GA Global Funding Trust,
Sec’d. Notes, 144A
1.000%	04/08/24		10	9,573
1.625%	01/15/26		20	18,669
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25		25	23,248
Hanover Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.500%	09/01/30		30	27,276
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	899,051
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	$972,102
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	532,613
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	180	179,905
5.000%	03/30/43	350	377,996
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,571
2.375%	12/15/31	15	13,752
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	24,147
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	159,846
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,828
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24	20	19,656
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,680,297
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	8,863
4.270%	05/15/47	2,310	2,441,259
6.850%	12/16/39	196	257,596
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	14,713
			11,286,160
Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	173,790
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	17,463
1.900%	08/15/40	15	12,260
2.050%	08/15/50	5	3,956
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	93,803
1.200%	06/03/27	20	18,490
2.100%	05/12/31	30	27,895
2.500%	06/03/50	25	20,940
2.700%	06/03/60	5	4,147
3.100%	05/12/51	25	23,483

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
3.150%	08/22/27	45	$45,656
3.250%	05/12/61	10	9,378
3.875%	08/22/37	50	52,695
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	23,274
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	25,276
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	05/10/31	10	9,213
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	5	4,640
3.250%	02/15/30	35	33,397
3.600%	12/15/23	30	30,198
Gtd. Notes, 144A
6.250%	05/01/25	3	3,208
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	18,684
5.750%	03/01/24	5	5,238
			657,084
Investment Companies — 0.0%
Blackstone Private Credit Fund,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/27	20	18,362
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	25	22,985
			41,347
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	50	50,361
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,847
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	5	4,540
2.400%	06/15/25	5	4,845
3.250%	01/15/31	20	19,393
3.250%	10/15/50	5	4,287
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	50	54,850
			143,123
Lodging — 0.4%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.800%	10/01/24	20	19,234
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	$37,253
3.200%	08/08/24	105	101,337
3.500%	08/18/26	30	28,319
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23	5	5,012
3.250%	09/15/22	1,325	1,329,990
3.600%	04/15/24	30	30,333
3.750%	10/01/25	5	4,986
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	59	62,651
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,825	1,737,864
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	950	918,420
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	396,105
			4,671,504
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,295
1.100%	09/14/27	10	9,114
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,745
3.250%	04/09/50	10	9,713
			37,867
Machinery-Diversified — 0.0%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	10,021
3.750%	04/15/50	10	10,625
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	10	9,345
3.112%	02/15/40	3	2,663
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	35,658
4.950%	09/15/28	30	31,696
			100,008
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	411,803
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,695
4.750%	03/01/30	8	7,690

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.375%	06/01/29(a)	800	$798,537
5.500%	05/01/26(a)	1,650	1,677,056
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	10	9,024
2.800%	04/01/31	100	90,368
3.500%	06/01/41	45	37,637
3.500%	03/01/42	50	41,540
3.950%	06/30/62	10	8,119
4.200%	03/15/28	30	30,297
4.464%	07/23/22	72	72,274
4.500%	02/01/24	30	30,737
4.908%	07/23/25	65	67,305
5.050%	03/30/29	85	90,014
5.375%	05/01/47	20	20,445
5.750%	04/01/48	20	21,364
6.384%	10/23/35	2,487	2,826,062
6.484%	10/23/45	1,140	1,299,302
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	29,154
2.650%	08/15/62	17	13,201
3.150%	02/15/28	80	79,829
3.250%	11/01/39	35	33,126
3.400%	04/01/30	10	10,126
3.900%	03/01/38	25	25,661
3.999%	11/01/49	85	86,826
4.000%	03/01/48	40	41,174
4.150%	10/15/28	50	52,557
Gtd. Notes, 144A
2.937%	11/01/56	26	21,684
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	47,202
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	965	966,922
3.500%	08/15/27	65	64,812
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	1,000	842,667
5.500%	04/15/27(a)	650	644,406
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)	1,000	835,483
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	520	107,521
Sec’d. Notes, 144A
5.375%	08/15/26	855	327,626
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	20	20,068
3.800%	03/13/24	20	20,177
5.300%	05/15/49	275	289,600
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)		400	$379,544
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		5	5,000
4.030%	01/25/24		30	30,627
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	10,777
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43		8	7,607
5.850%	09/01/43		2	2,293
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26		15	14,187
4.000%	07/15/28		15	14,266
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	875,222
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		40	46,055
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	28,694
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)		1,175	1,175,672
6.625%	06/01/27(a)		975	1,021,633
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	1,082,390
4.250%	01/15/30	GBP	800	964,219
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22		30	30,025
3.800%	03/22/30		85	88,524
6.400%	12/15/35		31	39,860
7.625%	11/30/28		500	620,275
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,910	1,930,750
				20,471,711
Mining — 0.2%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		680	786,940
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		10	12,147
5.750%	05/01/43		420	512,321

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	$134,783
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	23,620
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	20,217
5.450%	03/15/43	20	22,441
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	55,944
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31	25	22,357
3.875%	04/27/51	25	23,011
4.125%	03/12/24	15	15,216
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	25,701
5.950%	03/15/24	50	52,287
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	4,564
2.800%	10/01/29	30	28,700
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	50,544
5.875%	04/23/45	5	6,142
6.750%	04/16/40	295	376,246
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	30	29,951
6.125%	10/01/35	40	47,131
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	45,810
			2,296,073
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	28,536
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	13,064
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	10	10,054
General Electric Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
0.695%(c)	05/05/26	95	93,375
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	102,230
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	$52,027
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	57,956
			357,242
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	500	502,312
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,742,841
			2,245,153
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	18,883
3.276%	12/01/28	25	23,580
5.500%	12/01/24	14	14,493
			56,956
Oil & Gas — 2.4%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26	366	404,621
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	359,295
9.000%	11/01/27	204	281,322
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	450	472,300
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,857
2.772%	11/10/50	145	120,231
2.939%	06/04/51	1,845	1,574,046
3.000%	02/24/50	60	51,959
3.060%	06/17/41	7	6,314
3.194%	04/06/25	30	30,200
3.379%	02/08/61	5	4,449
4.234%	11/06/28	50	52,531
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	50	50,239
2.950%	07/15/30	10	9,454
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	305,677
5.250%	06/15/37	30	32,597
5.400%	06/15/47	1,030	1,161,605

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	$20,102
3.078%	05/11/50	10	9,478
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,079
2.343%	08/12/50	10	8,144
3.850%	01/15/28	10	10,411
3.900%	11/15/24	50	51,535
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	9,326
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	75	75,772
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)	800	809,326
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	10	10,064
4.500%	04/15/23	5	5,070
Gtd. Notes, 144A
2.268%	11/15/26	10	9,357
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27	25	25,248
4.375%	03/15/29	20	20,842
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	6	6,160
4.750%	05/15/42	6	6,341
5.250%	09/15/24	2	2,090
5.250%	10/15/27	15	15,502
5.600%	07/15/41	870	1,005,160
5.850%	12/15/25	30	32,490
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	22,600
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	30	28,659
3.250%	12/01/26	20	19,978
3.500%	12/01/29	37	36,643
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	1,195	1,224,027
6.875%	04/29/30(a)	497	522,913
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,300	1,341,329
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	300	297,763
4.875%	03/30/26	52	50,444
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.375%	03/30/28		850	$822,284
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		15	16,218
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		10	9,697
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	9,572
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	15,081
3.452%	04/15/51		25	24,179
3.482%	03/19/30		10	10,254
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	254,548
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.500%	02/17/27	EUR	100	42,037
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	09/29/31		25	22,941
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	46,227
5.600%	02/15/41		15	16,880
7.300%	08/15/31		5	6,135
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,160	1,127,172
4.750%	04/19/27		200	191,572
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		705	653,671
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27		30	30,970
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	53,281
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		425	445,224
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.780%(s)	10/10/36		150	80,476
6.450%	09/15/36		945	1,110,551
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24		60	63,069
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37		200	237,546

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24		30	$31,571
6.625%	01/16/34	GBP	680	896,266
6.900%	03/19/49(a)		612	610,048
7.375%	01/17/27		172	191,809
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	394	403,917
5.350%	02/12/28		157	149,465
6.350%	02/12/48(a)		840	661,750
6.490%	01/23/27(a)		1,550	1,572,386
6.500%	03/13/27		1,753	1,779,670
6.500%	01/23/29(a)		700	694,433
6.700%	02/16/32		16	15,200
6.840%	01/23/30(a)		306	304,056
7.690%	01/23/50		20	17,484
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	400	443,475
4.875%	02/21/28	EUR	1,530	1,609,927
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	20,569
2.150%	12/15/30		53	47,198
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.550%	05/15/23		55	53,775
1.125%	01/15/26		25	23,202
1.900%	08/15/30		2,135	1,892,350
2.150%	01/15/31		5	4,502
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		200	186,499
3.125%	07/12/41		640	585,354
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50		10	9,409
4.000%	05/10/46		20	20,826
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23		55	55,122
3.750%	03/04/51		15	14,401
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4	3,653
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		275	233,012
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27(a)		845	790,896
2.850%	04/15/25		2	1,976
4.000%	04/01/29		50	51,083
4.000%	06/01/52		5	4,708
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		100	$100,326
3.700%	09/15/26		45	45,120
				29,426,573
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47		20	20,136
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	573,846
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30		6	5,808
3.800%	11/15/25		8	8,172
				607,962
Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.690%	05/25/31		55	50,601
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27	EUR	938	944,899
Berry Global, Inc.,
Sr. Sec’d. Notes
0.950%	02/15/24		30	28,662
1.570%	01/15/26		90	83,998
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		20	20,238
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26		30	27,576
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28	EUR	2,100	2,115,305
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	2,500	2,574,407
WRKCo, Inc.,
Gtd. Notes
3.000%	06/15/33		5	4,671
3.900%	06/01/28		16	16,063
4.650%	03/15/26		25	26,068
4.900%	03/15/29		15	16,159
				5,908,647
Pharmaceuticals — 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		300	297,586
3.200%	11/21/29		150	148,217
3.800%	03/15/25		1,040	1,061,433
4.050%	11/21/39		5,170	5,333,211

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.250%	11/14/28	50	$52,624
4.300%	05/14/36	10	10,493
4.500%	05/14/35	1,715	1,844,170
4.550%	03/15/35	2,040	2,198,506
4.875%	11/14/48	35	39,717
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	7,449
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	41,185
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	320	319,064
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	430	354,072
5.000%	02/15/29	250	194,811
5.250%	01/30/30	300	236,180
5.250%	02/15/31	250	194,660
6.125%	04/15/25	265	267,071
6.250%	02/15/29	1,150	950,058
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	17,697
3.363%	06/06/24	13	13,116
3.700%	06/06/27	136	138,035
3.794%	05/20/50	60	58,240
4.685%	12/15/44	10	10,779
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	8,432
4.125%	06/15/39	470	503,552
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	20	20,272
4.500%	11/15/44	5	4,935
4.900%	09/15/45	20	20,666
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	20	20,081
3.875%	10/15/47	20	19,450
4.125%	11/15/25	45	46,413
4.375%	10/15/28	1,390	1,462,060
4.500%	02/25/26	3,690	3,859,862
Sr. Unsec’d. Notes
2.400%	03/15/30	140	129,605
3.200%	03/15/40	460	418,409
3.400%	03/15/50	265	239,242
3.400%	03/15/51	1,060	958,147
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	90	81,862
1.750%	08/21/30	60	52,595
1.875%	02/28/31(a)	830	728,919
2.125%	09/15/31	40	35,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
2.625%	08/15/24	100	$99,688
2.700%	08/21/40	480	407,556
3.000%	08/15/26	12	11,929
3.625%	04/01/27	50	50,814
3.750%	04/01/30	110	111,907
4.300%	03/25/28	18	18,869
4.780%	03/25/38	290	316,583
5.125%	07/20/45	580	656,338
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	8,391
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	10	8,877
1.900%	12/10/28	20	18,840
2.150%	12/10/31	15	13,899
2.350%	06/24/40	10	8,628
2.750%	12/10/51	15	13,074
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	875,644
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	8,965
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	15	13,435
3.000%	12/15/26	20	20,177
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	16	16,061
3.200%	09/23/26	3,785	3,790,820
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	469,322
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	29,809
5.250%	06/15/46	185	182,899
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	4,334
4.000%	06/22/50	1,292	1,090,824
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	30,836
			30,677,106
Pipelines — 2.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,708,667
4.450%	07/15/27	60	61,353
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	9,533

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.302%	01/15/35	45	$42,289
3.701%	01/15/39	10	9,660
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	75	79,971
5.875%	03/31/25	130	137,590
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	15	13,661
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	16,307
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	10	9,691
2.900%	07/15/22	25	25,048
4.000%	11/15/49	5	4,925
4.250%	12/01/26	10	10,330
Gtd. Notes, SOFR + 0.400%
0.596%(c)	02/17/23	10	9,984
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	8,955
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	872,380
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	1,365	1,344,984
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,908
3.600%	02/01/23	13	13,076
3.750%	05/15/30	60	59,120
4.000%	10/01/27	20	20,069
4.050%	03/15/25	50	50,638
4.200%	04/15/27	100	101,619
4.250%	04/01/24	5	5,079
4.900%	02/01/24	10	10,233
4.950%	06/15/28	20	20,994
5.000%	05/15/50	293	297,085
5.150%	03/15/45	55	55,654
5.250%	04/15/29	25	26,791
5.300%	04/15/47	120	123,069
5.400%	10/01/47	60	62,655
5.500%	06/01/27	50	53,579
6.125%	12/15/45	90	99,325
6.250%	04/15/49	1,470	1,686,128
6.500%	02/01/42	5	5,751
Sr. Unsec’d. Notes, Series 05Y
4.200%	09/15/23	17	17,231
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	21,775
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	33	33,274
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	5	4,802
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.125%	07/31/29	30	$29,490
3.200%	02/15/52	870	739,231
3.300%	02/15/53	15	12,827
3.700%	01/31/51	130	119,147
3.950%	01/31/60	26	24,245
4.150%	10/16/28	30	31,264
4.250%	02/15/48	15	15,065
4.800%	02/01/49	30	32,185
4.850%	03/15/44	25	26,486
4.900%	05/15/46	2,115	2,287,861
Gtd. Notes, Series D
6.875%	03/01/33	10	12,518
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	349	331,743
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	26,568
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	40	39,409
2.600%	10/15/25	10	9,596
3.450%	10/15/27	5	4,823
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	30,629
4.700%	11/01/42	5	4,979
5.400%	09/01/44	13	14,070
7.300%	08/15/33	10	12,400
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	27,888
3.250%	08/01/50(a)	782	648,839
3.600%	02/15/51	1,178	1,043,406
4.300%	06/01/25	30	30,795
5.300%	12/01/34	23	25,188
Gtd. Notes, 144A
5.625%	11/15/23	37	38,192
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	28,350
4.200%	03/15/45	1,000	913,470
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	79,768
2.650%	08/15/30	30	27,551
3.375%	03/15/23	50	50,402
4.000%	02/15/25	55	55,711
4.125%	03/01/27	50	51,212
4.500%	04/15/38	970	988,500
4.800%	02/15/29	40	42,656
4.875%	06/01/25	10	10,367
4.950%	03/14/52	15	15,623
5.200%	03/01/47	115	123,972
5.500%	02/15/49	40	44,422

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	$265,508
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	4,401
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	44,418
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	30	30,728
6.850%	10/15/37	1,250	1,454,144
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	47,809
3.100%	03/15/30	75	70,253
4.350%	03/15/29	100	102,099
4.500%	03/15/50	2,685	2,593,356
4.950%	07/13/47	450	458,579
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.450%	12/15/24	50	49,205
4.680%	02/15/45	1,900	2,033,642
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,336
3.850%	10/15/23	40	40,357
4.300%	01/31/43	5	4,463
4.650%	10/15/25	10	10,280
5.150%	06/01/42	15	14,628
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	73,788
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	25,722
4.500%	05/15/30	5	5,240
5.000%	03/15/27	80	84,674
5.625%	03/01/25	25	26,434
5.875%	06/30/26	20	21,639
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	12,711
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23	20	19,580
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	1,150	1,212,248
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	15,586
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	11,520
7.000%	10/15/28	10	11,747
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, 144A
2.900%	03/01/30	10	$9,376
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.100%	04/15/30	40	41,339
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	78,079
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	111,855
4.125%	08/15/31	105	103,078
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	583,385
5.750%	02/01/50	5	4,904
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	27,598
3.750%	06/15/27	25	25,316
4.000%	09/15/25	60	60,876
4.850%	03/01/48	30	32,026
4.900%	01/15/45	1,200	1,254,366
8.750%	03/15/32	10	13,586
			26,298,910
Private Equity — 0.0%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	25,586
Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,200	1,207,091
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,225
2.000%	05/18/32	5	4,383
3.800%	04/15/26	25	25,443
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	34,783
American Finance Trust, Inc./American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	9,026
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	23,321
1.600%	04/15/26	50	46,404
2.700%	04/15/31	90	81,592
3.600%	01/15/28	17	16,828
4.000%	06/01/25	75	76,234
4.400%	02/15/26	25	25,695

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
2.450%	10/01/33	15	$13,069
3.250%	01/30/31	3	2,907
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	35,223
4.050%	07/01/30	1,145	1,148,532
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	4,814
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	23,358
2.250%	01/15/31	75	66,089
2.500%	07/15/31	35	31,300
3.300%	07/01/30	30	28,715
4.000%	03/01/27	10	10,158
5.200%	02/15/49	10	11,153
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25(a)	1,000	1,057,770
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	21,712
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30	30	26,342
3.000%	07/15/50	5	4,039
3.200%	11/18/29	31	29,783
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	21,415
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	18,455
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	70	69,385
4.000%	01/15/30	50	48,735
4.000%	01/15/31	10	9,704
5.375%	11/01/23	50	51,336
5.750%	06/01/28	50	53,832
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
1.350%	02/01/27	15	13,729
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	40,416
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,015
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	20	17,880
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25		405	$409,354
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31		5	4,327
3.950%	03/15/29		20	20,585
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	675	696,807
3.500%	03/15/31(a)		1,100	1,017,836
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27		5	5,131
Piedmont Operating Partnership LP,
Gtd. Notes
3.400%	06/01/23		25	25,040
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30		10	8,517
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33		15	12,503
2.200%	06/15/28		5	4,642
2.850%	12/15/32(a)		530	500,712
3.950%	08/15/27		91	93,586
4.875%	06/01/26		50	52,755
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27		20	20,247
Simon Property Group LP,
Sr. Unsec’d. Notes
1.375%	01/15/27		60	55,286
3.250%	11/30/26		20	20,028
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28		15	13,615
2.700%	02/15/32		2,190	1,975,634
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31		5	4,750
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30		5	4,784
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		25	24,622
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29		15	13,640
2.700%	02/15/27		25	24,452
2.800%	06/01/31		35	32,648
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32		6	7,666

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	$1,654,992
				9,916,959
Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,525	1,374,900
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26		79	71,821
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50		20	18,625
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		275	246,200
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		25	26,088
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31(a)		375	320,031
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30		535	469,592
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32		55	48,859
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
2.650%	12/01/31(a)		1,340	1,225,018
4.200%	05/15/28		30	31,124
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	1,600	1,765,575
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29		49	48,539
3.350%	04/15/50		5	4,755
3.900%	12/06/28		10	10,478
4.875%	02/15/44		10	11,654
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28		65	57,975
1.700%	09/15/28		20	18,122
1.700%	10/15/30		10	8,736
2.800%	09/15/41		25	21,451
3.650%	04/05/29		30	30,454
3.700%	04/15/46		15	14,321
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49		10	9,567
3.800%	04/01/28		30	30,944
4.600%	05/26/45		10	10,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Nordstrom, Inc.,
Sr. Unsec’d. Notes
2.300%	04/08/24	20	$19,516
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31(a)	2,155	1,851,035
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25	40	40,046
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	50	43,532
4.600%	04/15/25	50	51,997
4.700%	04/15/27	2	2,110
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	454	460,000
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.150%	05/15/28	20	17,799
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	47,273
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	10	9,102
2.375%	09/24/29	2	1,937
2.500%	09/22/41	15	13,360
2.650%	09/22/51	10	8,903
			8,442,230
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,675	1,686,089
Semiconductors — 0.8%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	5	4,513
2.950%	04/01/25	5	5,014
2.950%	10/01/51	30	27,079
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	10	8,874
3.300%	04/01/27	10	10,146
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	80,539
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	90	91,310
4.150%	11/15/30	20	20,261
Gtd. Notes, 144A
2.450%	02/15/31	30	26,674
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,576	3,152,742

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
3.187%	11/15/36	2,000	$1,757,455
3.419%	04/15/33	1,442	1,345,696
3.469%	04/15/34	50	46,308
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	5	4,442
3.050%	08/12/51	15	13,343
3.100%	02/15/60	10	8,706
3.900%	03/25/30	20	21,027
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	50	52,468
5.000%	03/15/49	50	59,628
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	22,674
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24	65	62,362
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.703%	04/15/32	10	9,075
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	27,560
3.500%	04/01/40	10	10,091
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23	2,675	2,714,820
4.875%	03/01/24	75	77,127
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.500%	05/11/31	65	58,686
2.650%	02/15/32	35	31,571
3.400%	05/01/30	40	38,926
4.300%	06/18/29	110	113,707
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.300%	05/20/28	25	22,595
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	4,447
2.900%	11/03/27	10	10,016
			9,939,882
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	20,713
Software — 0.3%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	19,427
2.300%	02/01/30	30	28,351
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	$26,946
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26(a)	850	877,625
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/27	25	25,643
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	57,223
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	8,677
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	19,878
2.750%	07/01/24	50	49,722
3.500%	07/01/29	40	39,363
3.800%	10/01/23	15	15,244
4.200%	10/01/28	40	41,226
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	10	9,786
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,918
2.525%	06/01/50	1,842	1,597,262
2.921%	03/17/52	89	83,156
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	74,472
2.500%	04/01/25	20	19,531
2.650%	07/15/26	50	48,070
2.950%	04/01/30	100	92,549
3.600%	04/01/50	31	25,692
3.650%	03/25/41	10	8,713
3.850%	04/01/60	5	4,100
3.950%	03/25/51	5	4,376
4.000%	11/15/47	25	22,110
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	20	18,133
1.750%	02/15/31	5	4,323
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,189
1.950%	07/15/31	45	41,104
2.700%	07/15/41	5	4,432
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28	10	8,912
2.200%	08/15/31	30	26,386
3.900%	08/21/27	35	35,508

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
4.700%	05/15/30	43	$45,448
			3,402,495
Telecommunications — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	189,736
2.250%	02/01/32	45	39,881
2.300%	06/01/27	75	71,576
2.550%	12/01/33	1,372	1,220,471
2.750%	06/01/31	110	103,038
3.100%	02/01/43	20	17,253
3.300%	02/01/52	25	21,364
3.500%	09/15/53	4,881	4,315,617
3.550%	09/15/55	972	852,662
3.650%	09/15/59	180	158,160
3.800%	12/01/57	13	11,871
4.250%	03/01/27	10	10,455
4.300%	02/15/30	545	576,256
4.350%	03/01/29	45	47,527
4.500%	05/15/35	30	31,824
4.500%	03/09/48	10	10,466
6.375%	03/01/41	30	38,566
6.950%	01/15/28	10	11,592
Bell Telephone Co. of Canada or Bell Canada (The) (Canada),
Gtd. Notes, Series US-3
0.750%	03/17/24	40	38,480
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	13,441
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	517	515,289
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	199,166
8.750%	05/25/24	997	992,762
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	500	465,688
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	35,002
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	850	819,352
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	49	42,963
4.600%	05/23/29	60	62,505
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.700%	11/15/49	2	1,805
4.300%	02/15/48	2	1,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)	2,502	$2,745,921
7.625%	03/01/26	100	112,931
7.875%	09/15/23(a)	2,000	2,126,140
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	25	23,564
2.625%	02/15/29	10	9,132
Gtd. Notes, 144A
2.250%	02/15/26	20	18,903
Sr. Sec’d. Notes
2.050%	02/15/28	115	105,366
2.250%	11/15/31	30	26,235
2.550%	02/15/31	10	9,068
3.300%	02/15/51	5	4,223
3.750%	04/15/27	125	125,904
3.875%	04/15/30	52	52,218
4.375%	04/15/40	435	438,702
4.500%	04/15/50	3,140	3,188,849
Sr. Sec’d. Notes, 144A
2.700%	03/15/32	70	63,723
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	45	42,317
1.500%	09/18/30	75	65,130
1.680%	10/30/30	32	27,970
1.750%	01/20/31	40	34,914
2.100%	03/22/28	200	186,699
2.550%	03/21/31	80	74,329
2.650%	11/20/40	3,440	2,925,390
2.850%	09/03/41	10	8,803
2.875%	11/20/50	10	8,354
3.150%	03/22/30	35	34,395
3.400%	03/22/41	1,185	1,115,260
3.550%	03/22/51	90	84,888
4.016%	12/03/29	140	145,428
4.125%	03/16/27	20	20,803
4.329%	09/21/28	115	121,386
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32	110	99,453
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	20	20,434
4.375%	05/30/28	25	26,208
			25,009,782
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	140	140,096
3.900%	11/19/29	20	20,082
			160,178

A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
2.875%	06/15/52	5	$4,425
3.550%	02/15/50	5	4,958
4.900%	04/01/44	10	11,550
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	5	4,585
2.450%	12/02/31	30	27,822
3.000%	12/02/41	10	9,026
3.100%	12/02/51	10	8,893
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	10,046
3.800%	03/01/28	16	16,476
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	10	9,841
4.250%	05/15/30	20	20,979
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	480	455,242
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	25	23,293
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	99	106,021
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	13,849
3.050%	05/15/50	20	17,854
3.800%	08/01/28	54	55,238
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	20,308
3.799%	10/01/51	9	9,193
3.950%	08/15/59	35	35,930
			865,529
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	18,383
1.700%	06/15/26	30	27,919
2.700%	11/01/24	20	19,715
4.000%	07/15/25	25	25,271
4.125%	08/01/23	5	5,074
			96,362
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50(a)	625	588,424

Total Corporate Bonds (cost $503,031,533)			483,177,357
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 1.7%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	$35,248
California — 0.4%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,726,475
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	2,170,448
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	1,064,736
			4,961,659
Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26	10	9,651
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	1,041,122
			1,050,773
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,848,618
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	20,341
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,701,270
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24	35	34,497
			4,604,726
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	19,639
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,673,475
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,997,393
			4,670,868
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	18,051

A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	$29,674
			47,725
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	819,179
Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	752,352
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	1,075,424
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	1,814,755
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	18,090
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	460,996
			479,086
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	425	421,490

Total Municipal Bonds (cost $16,401,814)			20,752,924
Residential Mortgage-Backed Securities — 5.2%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	13	12,847
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.307%(c)	10/25/28	568	565,675
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	04/25/29	268	267,616
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.457%(c)	10/25/29	413	413,039
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.457%(c)	08/26/30	192	192,672
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	10/25/30	212	$212,874
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
4.157%(c)	10/25/30	275	279,145
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.499%(c)	09/25/31	200	194,375
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	01/26/32	490	488,041
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	01/26/32	1,240	1,191,070
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%
2.050%(c)	09/12/26^	2,866	2,866,234
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	4,183	4,158,839
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.887%(cc)	09/25/47	282	268,542
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
4.807%(c)	04/25/31	370	373,708
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	06/25/39	15	14,805
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	10/25/39	140	140,232
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	389	381,164
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.887%(c)	11/25/28	585	583,906
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.257%(c)	04/25/29	180	179,343
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	10/25/33	605	603,517
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.799%(c)	10/25/33	940	944,560
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
3.549%(c)	04/25/34	910	864,857

A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.857%(c)	05/25/30	433	$437,942
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.607%(c)	10/25/30	271	272,387
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	1,965	1,979,853
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,669,393
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50	900	877,484
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.699%(c)	11/25/50	3,434	3,430,329
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.499%(c)	08/25/33	3,035	2,825,953
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
3.749%(c)	11/25/41	755	714,776
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50	710	707,983
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.557%(c)	06/25/50	199	206,360
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	08/25/50	1,570	1,648,730
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50	115	114,856
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.899%(c)	10/25/50	670	680,058
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	10/25/50	290	290,903
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.557%(c)	03/25/50	49	48,816
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50	279	279,153
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	320	327,206
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.607%(c)	09/25/50	41	40,615
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.149%(c)	01/25/34	590	$550,057
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.749%(c)	01/25/34	390	383,670
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
2.349%(c)	08/25/33	4,200	4,035,825
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.449%(c)	09/25/41	540	481,840
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	09/25/41	1,020	956,732
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
3.849%(c)	12/25/41	260	233,687
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
2.449%(c)	12/25/41	700	657,902
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	01/25/49	201	202,029
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44	808	800,274
Series 4768, Class GA
3.500%	09/15/45	643	649,222
Series 4768, Class VB
3.500%	06/15/38	2	1,604
Series 4939, Class KT
3.000%	07/15/48	568	556,614
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	3,382	3,289,220
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	01/26/37	80	79,834
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.057%(c)	10/25/28	151	150,672
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29	179	179,224
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.707%(c)	10/25/30	180	179,824
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.607%(c)	10/25/30	200	200,804

A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
1.699%(c)	01/25/34	530	$520,434
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	01/25/34	815	768,248
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	475	473,676
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	1,066	1,065,500
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	585	581,492
MRA Issuance Trust,
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.981%(c)	03/31/23	3,430	3,422,316
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.981%(c)	03/31/23	1,873	1,869,955
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.207%(c)	01/25/48	553	549,839
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.007%(c)	07/25/28	103	103,142
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29	46	46,374
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	10/25/30	169	169,278
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.999%(c)	04/25/34	900	863,007
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	02/25/23	1,280	1,274,480
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	08/25/25	1,200	1,188,156
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.857%(c)	03/25/28	27	27,090
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
3.157%(c)	03/25/28	360	354,400
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.407%(c)	01/25/30		500	$496,376
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	01/25/30		1,500	1,461,088
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
1.949%(c)	11/25/31		770	764,258
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	11/25/31		900	872,895
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.459%(cc)	02/25/34		203	202,630
Series 2004-18, Class 3A1
2.445%(cc)	12/25/34		1,288	1,278,726
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	2,434
ZH Trust,
Series 2021-01, Class A, 144A
2.253%	02/18/27		410	403,625

Total Residential Mortgage-Backed Securities (cost $65,250,409)				64,098,311
Sovereign Bonds — 3.0%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		2,000	1,949,820
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30(a)		570	522,914
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		963	974,609
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		725	710,102
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	249,861
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,180	1,169,378
6.000%	07/19/28		575	584,844
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	300	306,117
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	1,952,298
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		290	303,721

A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51		370	$311,369
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	394,777
1.450%	09/18/26	EUR	375	407,142
3.375%	07/30/25	EUR	3,125	3,647,168
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,496,759
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	999,260
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	608,450
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	587,288
2.625%	04/20/22		1,000	1,000,840
3.000%	03/12/24		600	605,102
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25(a)		450	458,582
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	9,440
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		780	955,865
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	189,042
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,995	3,077,878
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,730	5,371,812
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	1,156	1,198,521
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	940	974,576
4.125%	03/11/39	EUR	254	262,483
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	442	416,118
3.125%	05/15/27	EUR	1,267	1,365,033
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	610	529,659
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	601,673
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22		920	547,400
8.994%	02/01/24		200	88,000
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,090	494,383
7.750%	09/01/22(a)		930	553,350
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
8.994%	02/01/24	200	$88,000
9.750%	11/01/28	400	168,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)	500	585,897

Total Sovereign Bonds (cost $39,397,416)			36,717,531
U.S. Government Agency Obligations — 1.9%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47	865	873,909
5.500%	10/01/33	400	437,696
5.500%	06/01/34	3	3,124
6.000%	11/01/33	65	70,046
6.000%	05/01/34	45	48,298
6.000%	06/01/34	69	73,561
6.250%	07/15/32(k)	830	1,100,655
6.500%	07/01/32	10	10,262
6.500%	07/01/32	11	11,548
6.500%	08/01/32	23	24,501
6.500%	08/01/32	23	24,932
6.500%	08/01/32	25	26,804
6.500%	09/01/32	25	26,897
6.500%	09/01/32	74	79,359
6.750%	03/15/31	600	797,650
Federal National Mortgage Assoc.
3.000%	TBA(tt)	5,000	4,890,625
3.000%	TBA	8,500	8,294,617
4.500%	08/01/40	1,031	1,097,327
5.500%	02/01/33	6	6,012
5.500%	02/01/33	9	9,495
5.500%	03/01/33	15	16,422
5.500%	03/01/33	23	25,556
5.500%	03/01/33	25	27,737
5.500%	04/01/33	3	3,392
5.500%	04/01/33	17	18,317
5.500%	04/01/33	20	22,392
5.500%	04/01/33	21	23,425
5.500%	07/01/33	15	15,522
5.500%	07/01/33	19	21,048
5.500%	08/01/33	14	15,033
5.500%	02/01/34	17	18,906
5.500%	04/01/34	14	14,999
5.500%	06/01/34	17	18,542
6.000%	10/01/33	2	1,666
6.000%	10/01/33	171	185,417
6.000%	03/01/34	32	33,861
6.000%	02/01/35	119	132,080
6.000%	11/01/36	29	32,343
6.250%	05/15/29(k)	535	662,135
6.500%	08/01/32	72	76,806
6.500%	09/01/32	75	80,002
6.500%	09/01/32	108	118,242
6.500%	10/01/32	40	42,648
6.500%	04/01/33	80	88,329
6.500%	11/01/33	3	3,018
6.625%	11/15/30(k)	530	694,967

A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.000%	05/01/32	50	$51,896
7.000%	06/01/32	4	4,180
7.125%	01/15/30	785	1,036,413
Government National Mortgage Assoc.
3.500%	01/20/48	132	133,427
4.000%	02/20/49	279	286,569
5.500%	01/15/33	38	41,926
5.500%	02/15/33	23	25,255
5.500%	05/15/33	54	58,013
5.500%	05/15/33	147	157,583
5.500%	06/15/33	157	169,477
5.500%	09/15/33	51	54,716
5.500%	07/15/35	32	35,781
6.000%	12/15/32	73	81,255
6.000%	11/15/33	27	29,232
6.000%	01/15/34	7	7,371
6.000%	06/20/34	200	221,471
6.000%	11/15/34	277	305,141
6.500%	09/15/32	31	33,301
6.500%	09/15/32	108	115,557
6.500%	09/15/32	125	133,842
6.500%	11/15/33	73	77,507

Total U.S. Government Agency Obligations (cost $23,385,186)			23,360,036
U.S. Treasury Obligations — 7.7%
U.S. Treasury Bonds
1.125%	05/15/40	30	23,630
1.750%	08/15/41	1,240	1,073,956
1.875%	02/15/41	138	122,354
1.875%	11/15/51	3,820	3,344,888
2.000%	11/15/41	2,719	2,459,845
2.250%	05/15/41(h)	65,845	62,130,930
2.375%	02/15/42	1,255	1,211,075
2.500%	02/15/46(k)	1,580	1,546,919
2.500%	05/15/46(k)	965	945,398
3.000%	05/15/45(k)	4,065	4,317,792
3.125%	02/15/43(k)	2,460	2,644,884
U.S. Treasury Notes
1.875%	02/15/32(a)	3,045	2,924,627
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41	500	291,836
2.056%(s)	11/15/38	130	84,942
2.071%(s)	08/15/41	150	88,459
2.208%(s)	05/15/39	2,790	1,794,428
2.335%(s)	08/15/44	2,500	1,353,418
2.364%(s)	05/15/45	3,420	1,821,818
2.377%(s)	08/15/45	1,250	662,158
2.387%(s)	05/15/43	4,015	2,236,480
2.395%(s)	11/15/43	619	341,417
2.423%(s)	11/15/40	430	260,688
2.423%(s)	05/15/44(k)	7,225	3,930,852
3.176%(s)	08/15/40	120	73,730

Total U.S. Treasury Obligations (cost $105,274,008)			95,686,524

	Shares	Value
Common Stocks — 0.7%
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)	6,372	$1,481,490
Oil, Gas & Consumable Fuels — 0.6%
Chesapeake Energy Corp.(a)	84,905	7,386,735
Chesapeake Energy Corp. Backstop Commitment	517	44,979
		7,431,714

Total Common Stocks (cost $2,861,040)		8,913,204
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 6.669%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	45,000	1,233,000
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	35,000	926,450

Total Preferred Stocks (cost $2,000,000)		2,159,450

	Units
Warrants* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f)	315,256	1,482
(cost $0)

Total Long-Term Investments (cost $1,231,720,737)		1,197,823,775

	Shares
Short-Term Investments — 8.9%
Affiliated Mutual Funds — 8.9%
PGIM Core Ultra Short Bond Fund(wa)	52,285,900	52,285,900
PGIM Institutional Money Market Fund (cost $57,660,266; includes $57,649,920 of cash collateral for securities on loan)(b)(wa)	57,719,840	57,667,892

Total Affiliated Mutual Funds (cost $109,946,166)		109,953,792
Options Purchased*~ — 0.0%
(cost $575,923)		348,188

Total Short-Term Investments (cost $110,522,089)		110,301,980

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.0% (cost $1,342,242,826)		1,308,125,755

A39

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $677,214)	$(515,697)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.0% (cost $1,341,565,612)	1,307,610,058

Liabilities in excess of other assets(z) — (6.0)%	(74,516,771)

Net Assets — 100.0%	$1,233,093,287

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,751,900 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,428,819; cash collateral of $57,649,920 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $587,637. The aggregate value of $325,454 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 5,000,000 is 0.4% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A40

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	13,850		$1
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	3,380		—
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	3,380		—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,870		3
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,640		2
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,930		14
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,660		13
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	29,320		27
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	15,760		681
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,640		51
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,640		51
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$96.00	CDX.NA.HY.37.V1(Q)	5.00%(Q)	3,700		1,145
CDX.NA.HY.37.V1, 12/20/26	Put	Citibank, N.A.	04/20/22	$99.00	CDX.NA.HY.37.V1(Q)	5.00%(Q)	3,700		1,768
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.58%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	3,380		7,764
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.60%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	13,850		22,403
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.60%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	3,380		5,467
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,640		22,869
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,870		20,235
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	15,760		37,391
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,930		35,422
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,660		34,782
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	29,320		69,563
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,640		44,268
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,640		44,268
Total Options Purchased (cost $575,923)									$348,188
A41

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	13,850	$(855)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	3,380	(209)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	3,380	(209)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,870	(28,048)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,640	(27,614)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	15,760	(23,072)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,930	(33,119)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,660	(32,520)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	29,320	(65,039)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,640	(36,956)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,640	(36,956)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$103.50	5.00%(Q)	CDX.NA.HY.37.V1(Q)	3,700	(5,683)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	06/15/22	$100.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)	3,700	(15,551)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.73%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	3,380	(1,348)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.75%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	13,850	(4,523)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.78%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	3,380	(927)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,640	(9,819)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,870	(7,424)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	15,760	(18,081)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,930	(17,129)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,660	(16,819)
A42

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		29,320	$(33,638)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,640	(20,998)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,640	(20,998)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		7,830	(313)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		15,090	(554)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	10,000	(37,499)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	5,710	(19,796)
Total Options Written (premiums received $677,214)									$(515,697)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,396	5 Year U.S. Treasury Notes	Jun. 2022	$160,103,750	$(4,020,647)
981	10 Year U.S. Treasury Notes	Jun. 2022	120,540,375	(1,619,882)
235	10 Year U.S. Ultra Treasury Notes	Jun. 2022	31,835,156	(968,514)
496	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	87,854,000	(2,555,933)
				(9,164,976)
Short Positions:
1,643	2 Year U.S. Treasury Notes	Jun. 2022	348,187,642	4,146,686
96	5 Year Euro-Bobl	Jun. 2022	13,684,932	442,429
164	10 Year Euro-Bund	Jun. 2022	28,784,890	1,524,356
166	20 Year U.S. Treasury Bonds	Jun. 2022	24,910,375	803,450
61	Euro Schatz Index	Jun. 2022	7,472,536	82,866
				6,999,787
				$(2,165,189)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	5,746	$1,125,621	$1,205,378	$79,757	$—
British Pound,
Expiring 04/04/22	Bank of America, N.A.	GBP	190	253,661	249,236	—	(4,425)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	10,808	14,260,205	14,197,540	—	(62,665)
A43

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	97,041	$106,897,820	$107,363,228	$465,408	$—
Expiring 04/04/22	Goldman Sachs International	EUR	1,425	1,551,731	1,576,877	25,146	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	1,266	1,425,495	1,401,057	—	(24,438)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	241	269,119	266,310	—	(2,809)
Hungarian Forint,
Expiring 04/19/22	Citibank, N.A.	HUF	201,022	631,541	603,736	—	(27,805)
Mexican Peso,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	15,980	757,603	792,466	34,863	—
New Zealand Dollar,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	NZD	1,600	1,081,712	1,108,272	26,560	—
Polish Zloty,
Expiring 04/19/22	Citibank, N.A.	PLN	2,565	637,005	609,324	—	(27,681)
				$128,891,513	$129,373,424	631,734	(149,823)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/04/22	HSBC Bank PLC	BRL	5,746	$1,125,886	$1,205,378	$—	$(79,492)
British Pound,
Expiring 04/04/22	BNP Paribas S.A.	GBP	10,998	14,898,147	14,446,776	451,371	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	10,808	14,258,183	14,195,054	63,129	—
Euro,
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	99,572	113,014,262	110,163,514	2,850,748	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	401	443,535	443,958	—	(423)
Expiring 05/06/22	BNP Paribas S.A.	EUR	97,041	107,007,961	107,474,800	—	(466,839)
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	2,848	184,166	193,029	—	(8,863)
Expiring 06/15/22	Citibank, N.A.	ZAR	4,342	285,361	294,233	—	(8,872)
Expiring 06/15/22	HSBC Bank PLC	ZAR	4,342	284,138	294,234	—	(10,096)
				$251,501,639	$248,710,976	3,365,248	(574,585)
						$3,996,982	$(724,408)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	04/14/22	0.500%(M)	6,467	*	$5,568	$(604)	$6,172	Goldman Sachs International
GS_21-PJA††	04/14/22	0.250%(M)	12,463	*	8,048	(1,164)	9,212	Goldman Sachs International
					$13,616	$(1,768)	$15,384
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

A44

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	665	$(6,201)	$1,192	$(7,393)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(6,108)	2,974	(9,082)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(2,051)	1,119	(3,170)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(2,052)	1,027	(3,079)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(2,005)	362	(2,367)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(1,072)	206	(1,278)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	160	(2,182)	614	(2,796)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	(1,773)	597	(2,370)	Citibank, N.A.
				$(23,444)	$8,091	$(31,535)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	1.672%	$(17,260)	$(18,136)	$876	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	1.672%	(4,306)	(8,758)	4,452	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	1.672%	(4,266)	(10,417)	6,151	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	1.672%	(1,448)	(3,624)	2,176	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	1.672%	(1,448)	(3,558)	2,110	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	1.672%	(1,409)	(2,880)	1,471	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	1.672%	(704)	(1,432)	728	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	2.509%	(6,187)	(8,221)	2,034	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	2.509%	(5,026)	(6,758)	1,732	Citibank, N.A.
Republic of Italy	09/20/22	1.000%(Q)	815	0.132%	3,657	3,586	71	Bank of America, N.A.
					$(38,397)	$(60,198)	$21,801

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	71,290	$(1,040,446)	$(1,166,306)	$(125,860)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A45

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	635	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(14,468)	$4,772	$19,240
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(184,608)	150,573	335,181
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	83,553	83,553
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	100,597	246,146
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	44,568	(34,708)	(79,276)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	10,925	20,013
					$(309,145)	$315,712	$624,857

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS + 5bps(T)	Goldman Sachs International	5/03/22	4,046	$(304,724)	$—	$(304,724)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A46